Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible Assets, Net
Gross carrying value	¥ 10,805,685		¥ 9,896,860
Accumulated amortization	(7,178,152)		(5,570,070)
Total	3,627,533		4,326,790		$ 510,927
Amortization expenses	2,003,200	$ 282,145	2,581,325	¥ 1,903,226
Impairment charge	0		0	¥ 0
Licensed copyrights of content
Intangible Assets, Net
Gross carrying value	8,052,943		7,131,626
Accumulated amortization	(5,759,614)		(4,622,992)
Total	¥ 2,293,329		2,508,634
Weighted-average useful lives	3 years 5 months 4 days	3 years 5 months 4 days
License rights of mobile games
Intangible Assets, Net
Gross carrying value	¥ 328,702		427,726
Accumulated amortization	(265,955)		(300,659)
Total	62,747		127,067
Intellectual property and others
Intangible Assets, Net
Gross carrying value	2,424,040		2,337,508
Accumulated amortization	(1,152,583)		(646,419)
Total	¥ 1,271,457		¥ 1,691,089